Related Party Balances and Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Related Party Balances and Transactions [Abstract]
Related Party balances and transactions

Note 12 – Related party balances and transactions

Related party balances

Other receivable, a related party

Name of related party	Relationship	Nature	As of March 31, 2024	As of June 30, 2023
			(Unaudited)	(Audited)
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is the common shareholder	Equipment rental deposit	$12,229	$12,379

Other payables, related parties

Name of Related Party	Relationship	Nature	As of March 31, 2024	As of June 30, 2023
			(Unaudited)	(Audited)
True Sight Sdn Bhd	Su Huay “Sue” Chuah, the Company’s former Chief Marketing Officer is the shareholder of this entity	Consulting fee	$-	$345
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Operating expense paid on behalf	-	1,315
Total			$-	$1,660

Amount due to related parties

Name of Related Party	Relationship	Nature	As of March 31, 2024	As of June 30, 2023
			(Unaudited)	(Audited)
Chong Chan “Sam” Teo	Directors, Chief Executive Officer, and Shareholder of TGL	Interest-free loan, due on demand	$-	$186,579
Kok Pin “Darren” Tan	Shareholder of TGL	Interest-free loan, due on demand	-	134,381
Total			$-	$320,960

Related party loan

On December 7, 2020, the Company obtained right of use of a vehicle through signing a trust of deed with Chan Chong “Sam” Teo, the Chief Executive Officer and a shareholder of TGL. In return, the Company is obligated to remit monthly installment auto loan payment related to this vehicle on behalf of the related party mentioned above. The total amount of loan that the Company is entitled to repay is approximately $27,000 (RM 114,000). The auto loan bear 5.96% of interest rate per annum with 60 equal monthly installment payment due on the first of each month. As of March 31, 2024, such loan has an outstanding balance of $10,144, of which $4,084 due after 12 months period and classified as related party loan, non-current portion. The interest expense was $151 and $507 for the three and nine months ended March 31, 2024, respectively. The interest expense was $239 and $758 during the three and nine months ended March 31,2023, respectively.

Related party transactions

Revenue from related parties

			For the Three Months Ended		For the Nine months Ended
			March 31,		March 31,
Name of Related Party	Relationship	Nature	2024	2023	2024	2023
			(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Matrix Ideal Sdn Bhd	Director Yu Weng Lok is shareholder of TGI, Spouse of Chuah Su Chen, COO of the Company		$-	$126	$-	$126

Purchase from related parties

			For the Three Months Ended		For the Nine months Ended
			March 31,		March 31,
Name of Related Party	Relationship	Nature	2024	2023	2024	2023
			(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Purchase of products	$181	$12,310	$25,594	$20,511

Equipment purchased from a related party

			For the Three Months Ended		For the Nine months Ended
			March 31,		March 31,
Name of Related Party	Relationship	Nature	2024	2023	2024	2023
			(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Purchase of equipment	$1,003	$11,001	$13,149	$49,656

Operating expenses from related parties

			For the Three Months Ended		For the Nine months Ended
			March 31,		March 31,
Name of Related Party	Relationship	Nature	2024	2023	2024	2023
			(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
True Sight Sdn Bhd	Su Huay “Sue” Chuah, the Company’s former Chief Marketing Officer is a 40% shareholder of this entity	Consulting fees	$17,675	$96,483	$51,414	$279,886
Imej Jiwa Communications Sdn Bhd	Voon Him “Victor” Hoo, the Company’s Chairman and Managing Director is the director of this entity	Consulting fees	-	-	-	2,744
World Cloud Ventures Sdn Bhd	Jau Long “Jerry” Ooi is the common shareholder	Operating expense	-	10,797	-	46,441
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Operating expense	-	-	16,244	-
Total			$17,675	$107,280	$67,658	$329,071

Note 10 – Related Party balances and transactions

Related party balances

Other receivable, a related party

Name of related party	Relationship	Nature	As of June 30, 2023	As of June 30, 2022
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is the common shareholder	Equipment rental deposit	$12,379	$-

Convertible notes payable, related parties

Name of related party	Relationship	Nature	As of June 30, 2023	As of June 30, 2022
Chuah Su Mei	Spouse of Kok Pin “Darren” Tan, shareholder of TGL	CLN	$-	$240,444
Click Development Berhad	Shareholder of TGL	CLN	-	120,235
Cloudmaxx Sdn Bhd	Jau Long “Jerry” Ooi and Kok Pin “Darren” Tan are common shareholder	CLN	-	568,305
V Capital Kronos Berhad	Shareholder of TGL, and Voon Him “Victor” Hoo is the common shareholder	CLN	-	1,400,000
World Cloud Ventures Sdn Bhd	Jau Long “Jerry” Ooi is the common shareholder	CLN	-	108,590
Total			$-	$2,437,574

Pursuant to the convertible note agreement related to above convertible notes payable, related parties, the convertible note shall not be interest bearing if the Company completes its Offering within the 36 months from the date of issuance of the convertible note, unless it has not been converted by the third anniversary of its issuance date, in which case it shall bear interest from the time of issuance at 12% per annum. As the Company completed its Offering on August 15, 2022, no interest expenses pertained to above convertible notes payable, related parties were accrued for years ended June 30, 2023 and 2022.

Accounts payable, related parties

Name of Related Party	Relationship	Nature	As of June 30, 2023	As of June 30, 2022
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is the common shareholder	Purchase of inventories	$-	$4,229
The Evolutionary Zeal Sdn Bhd	Shareholder of TGL	Purchase of inventories	-	9,034
World Cloud Ventures Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Purchase of inventories	-	1,063
Total			$-	$14,326

Other payables, related parties

Name of Related Party	Relationship	Nature	As of June 30 2023	As of June 30, 2022
True Sight Sdn Bhd	Su Huay “Sue” Chuah, the Company’s former Chief Marketing Officer is the shareholder of this entity	Consulting fee	$345	$-
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Operating expense paid on behalf	1,315	-
Total			$1,660	$-

Amount due to related parties

Name of Related Party	Relationship	Nature	As of June 30, 2023	As of June 30, 2022
Chong Chan “Sam” Teo	Directors, Chief Executive Officer, and Shareholder of TGL	Interest-free loan, due on demand	$186,579	$197,480
Kok Pin “Darren” Tan	Shareholder of TGL	Interest-free loan, due on demand	134,381	1,862,608
Total			$320,960	$2,060,088

Related party loan

On December 7, 2020, the Company obtained right of use of a vehicle through signing a trust of deed with Chan Chong “Sam” Teo, the Chief Executive Officer and a shareholder of TGL. In return, the Company is obligated to remit monthly installment auto loan payment related to this vehicle on behalf of the related party mentioned above. The total amount of loan that the Company is entitled to repay is approximately $27,000 (RM 114,000). The auto loan bear 5.96% of interest rate per annum with 60 equal monthly installment payment due on the first of each month. As of June 30, 2023, such loan has an outstanding balance of $13,422, of which $8,099 due after 12 months period and classified as related party loan, non-current portion. The interest expense was $1,779 and $1,333 during the years ended June 30, 2023 and 2022, respectively.

Related party transaction

Revenue from related parties

Name of Related Party	Relationship	Nature	For the year ended June 30, 2023	For the year ended June 30, 2022
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Sales of products	$-	$166,139
Matrix Ideal Sdn Bhd	Yu Weng Lok is a common shareholder	Sales of products	126	2,837
Total			$126	$168,976

Purchase from related parties

Name of Related Party	Relationship	Nature	For the year ended June 30, 2023	For the year ended June 30, 2022
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Purchase of products	$22,036	$54,328
World Cloud Ventures Sdn Bhd	Shareholder of TGL	Purchase of Services	55,484	48,259
The Evolutionary Zeal Sdn Bhd	Jay Long “Jerry” Ooi is a common shareholder	Purchase of products	-	18,824
Total			$77,520	$121,411

Equipment purchased from a related party

Name of Related Party	Relationship	Nature	For the year ended June 30, 2023	For the year ended June 30, 2022
Ezytronic Sdn Bhd	Jau Long “Jerry” Ooi is a common shareholder	Purchase of equipment	$52,328	$-

Consulting fees from related parties

Name of Related Party	Relationship	Nature	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
V Capital Investment Limited	Voon Him “Victor” Hoo, the Company’s Chairman and Managing Director is the director of this entity beginning on June 1, 2021.	Consulting fees	$-	$75,000
Imej Jiwa Communications Sdn Bhd	Voon Him “Victor” Hoo, the Company’s former Chairman and Managing Director is the director of this entity	Consulting fess	2,744	-
True Sight Sdn Bhd	Su Huay “Sue” Chuah, the Company’s former Chief Marketing Officer is a 40% shareholder of this entity	Consulting fees	290,476	615,367
Total			$293,220	$690,367